STOCKHOLDERS' EQUITY - Schedule of warrant activity (Details) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, beginning balance	6,346,420	18,174,574
Number of warrants issued		86,846
Number of warrants exercised	(3,722,500)	(11,915,000)
Number of warrants, ending balance	2,623,920	6,346,420
Number of warrants exercisable, ending balance	2,623,920
Number of warrants, vested		6,346,420
Weighted average exercise price, beginning balance	$ 0.39	$ 0.33
Weighted average exercise price issued		3.59
Weighted average exercise, exercised	0.33	0.33
Weighted average exercise price, ending balance	0.47	0.39
Weighted average exercise price exercisable, ending balance	$ 0.47
Weighted average exercise price, vested		$ 0.39
Weighted average remaining life, outstanding, beginning balance	2 years 8 months 23 days	3 years 8 months 15 days
Weighted average remaining life, outstanding, ending balance	2 years 3 months 3 days	2 years 8 months 23 days
Weighted average remaining life, vested		2 years 8 months 23 days
Weighted average remaining life, exercisable, ending balance	2 years 3 months 3 days
Aggregate intrinsic value, outstanding, beginning balance	$ 71,478,245	$ 59,169,000
Aggregate intrinsic value, outstanding, ending balance	12,730,132	71,478,245
Aggregate intrinsic value, vested		$ 71,478,245
Aggregate intrinsic value, exercisable, ending balance	$ 12,730,132